CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Revenues, non-affiliates	$ 695,095	$ 558,248
Revenues, affiliate	20,000	4,425
Total revenues	715,095	562,673
Cost of revenues:
Cost of revenues, non-affiliate	335,571	75,672
Cost of revenues, affiliate	7,500	74,564
Total cost of revenues	343,071	150,236
Gross profit	372,024	412,437
Operating expenses:
Marketing, advertising and new business development	68,007	86,797
Research and development	23,124	329
Legal, accounting, consulting and public reporting	643,913	645,503
General and administrative	404,002	1,101,604
Total operating expenses	1,139,046	1,834,233
Loss from operations	(767,022)	(1,421,796)
Other income (expense):
Other income and expenses	184,875
Loss on derivative liabilities	(1,894,258)	(23,593)
Interest expense	(418,437)	(107,496)
Amortization of debt discount	(267,258)	(82,500)
Equity in net loss of unconsolidated affiliate		(90,900)
Loss on extinguishment of debt and repurchase of warrants	(691,904)	(768,602)
Loss on investment in non-marketable equity securities		(388,475)
Total other income (expense), net	(3,086,982)	(1,461,566)
Net Loss	$ (3,854,004)	$ (2,883,362)
Basic and diluted net loss per share:	$ (0.08)	$ (0.06)
Basic and diluted weighted-average common shares outstanding:	46,722,407	44,793,510